Accounts receivable, net (Tables)	6 Months Ended
Sep. 30, 2022
Accounts receivable, net
Summary of accounts receivable, net

	As of
	September 30, 2022	March 31, 2022
Accounts receivable, gross	$140,112	$252,215
Less: allowance for doubtful accounts	—	—
Accounts receivable, net	$140,112	$252,215